SHARE CAPITAL AND SHAREBASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL AND SHAREBASED PAYMENTS
Schedule Of Stock Options
	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding, January 1, 2022	2,839,000	$1.68
Granted	2,390,000	$1.20
Exercised	(48,000)	$0.79
Expired	(880,000)	$1.98
Forfeited	(45,000)	$1.40
Stock options outstanding, December 31, 2022	4,256,000	$1.36
Granted	2,545,000	$1.12
Expired	(105,000)	$1.30
Forfeited	(30,000)	$1.40
Stock options outstanding, December 31, 2023	6,666,000	$1.27
Stock options exercisable, December 31, 2023	5,959,750	$1.29

Schedule Of Stock Options Outsanding And Exercisable
		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
August 21, 2024	$0.79	126,000	0.64	126,000	0.64
August 4, 2025	$1.64	1,660,000	1.59	1,660,000	1.59
March 25, 2027	$1.20	2,330,000	3.23	2,330,000	3.23
May 4, 2027	$0.92	25,000	3.34	25,000	3.34
March 29, 2028	$1.12	2,375,000	4.25	1,781,250	4.25
July 10, 2028	$1.12	150,000	4.53	37,500	4.53

		6,666,000	3.05	5,959,750	3.03

Schedule of fair value of the stock options was calculated using the Black-Scholes model
	December 31, 2023	December 31, 2022
Weighted average assumptions:
Risk-free interest rate	3.10%	2.49%
Expected dividend yield	0.00%	0.0%
Expected warrant life (years)	5.00	5.00
Expected stock price volatility	61.10%	59.98%
Expected forfeiture rate	17%	20%
Weighted average fair value	$0.60	$0.63

Schedule Of Rsu Outstanding
	Underlying Shares	Weighted Average Price (C$)

RSUs outstanding, January 1, 2022	1,439,477	$1.32
Granted	1,799,000	$1.19
Exercised	(982,879)	$1.18
Cancelled / Forfeited	(64,932)	$1.40
RSUs outstanding, December 31, 2022	2,190,666	$1.27
Granted	1,878,320	$1.11
Exercised	(1,005,334)	$1.37
Cancelled / Forfeited	(68,943)	$1.14
RSUs outstanding, December 31, 2023	2,994,709	$1.03

Schedule of summarizes information about the RSUs
Issuance Date	Price (C$)	Number of RSUs Outstanding
March 25, 2022	$1.19	1,162,265
March 29, 2023	$1.12	1,763,124
July 10, 2023	$0.94	69,320
		2,994,709

Schedule Of Basic Earnings Per Share And Diluted Earnings Per Share
	2023	2022
Net income for the period	$542	$3,096
Basic weighted average number of shares outstanding	121,261,696	114,372,371
Effect of dilutive share options, warrants, and RSUs (‘000)	4,084,978	3,243,527
Diluted weighted average number of shares outstanding	125,346,674	117,615,898
Basic and diluted earnings per share	$0.00	$0.03